Cover	Apr. 27, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	United States Steel Corp
Entity Central Index Key	0001163302
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16811
Entity Tax Identification Number	25-1897152
Entity Address, Address Line One	600 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219-2800
City Area Code	412
Local Phone Number	433-1121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	CHX